SUMMARY OF CHANGES IN CONTRACT LIABILITIES (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Revenue from Contract with Customer [Abstract]
Balances at the beginning of the year	¥ 252,260	¥ 352,651	¥ 144,770
Additions from advance payments received from real estate purchasers and not yet recognized as revenue during the year	260,186	252,260	352,651
Revenue recognized from opening balance of contract liabilities	(252,260)	(352,651)	(144,770)
Balances at the end of the year	¥ 260,186	¥ 252,260	¥ 352,651